Deposits - Summary of Maturity of Time Deposits (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Summary of the maturity of time deposits [Abstract]
2023	$ 509,639
2024	54,808
2025	6,348
2026	5,791
2027	3,488
2028 and thereafter	147
Total	$ 580,221